Income Taxes - Schedule of Reconciliation of Income Tax Expense to the Amount of Income Tax Benefit at the Statutory Rate (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Reconciliation of Income Tax Expense to the Amount of Income Tax Benefit at the Statutory Rate [Abstract]
Income tax (benefit)/expense at the statutory rate	¥ (74,219)	¥ (4,837)	¥ 2,335
Increase (reduction) in taxes resulting from:
Change in valuation allowance	15,063	3,874	4,127
Permanent difference	60,061
Rate difference	(1,002)	745
Non-deductible expenses	97	339	111
Other		(121)	(63)
Total			¥ 6,510